Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Revenues

(16) Revenues

The Company's revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2012, net revenues were RMB372,866 (US$59,849), compared to RMB537,645 during the same period in 2011, representing a decrease of RMB164,779 or 30.6%, mainly due to the reduction of average sales price by 30.6% and total sales volumes by 0.7%. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB160,782 and sales volume factor made a decrease of RMB3,997.

The following table shows the distribution of the Company's revenue by the geographical location of customers, whereas all the Company's assets are located in the PRC:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Sales in China	302,290	48,521	392,195	397,781
Sales in other countries (principally Europe, Asia and North America)	70,576	11,328	145,450	103,677

	372,866	59,849	537,645	501,458

Overseas sales were RMB70,576 (US$11,328,) or 18.9% of total revenues, compared with RMB145,450 or 27.1% of total revenues in 2011. The decrease in overseas sales was mainly due to the slow increase in demand from international market and enhanced competition as well as anti-dumping measures taken by the USA and South Korea, which led to decrease in orders from the overseas market and the large decrease of the sales prices compared to the same period of 2011.

The Company's revenue by significant types of films for 2012, 2011 and 2010 was as follows:

	December 31,2012			December 31,2011		December 31,2010
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	202,029	32,428	54.2%	293,768	54.6%	282,033	56.2%
Printing film	42,449	6,814	11.4%	55,218	10.3%	76,720	15.3%
Metallized film	18,886	3,031	5.1%	28,205	5.3%	28,108	5.6%
Specialty film	92,536	14,853	24.8%	140,491	26.1%	87,956	17.5%
Base film for other applications	16,966	2,723	4.5%	19,963	3.7%	26,641	5.4%
	372,866	59,849	100.0%	537,645	100.0%	501,458	100.0%

In 2012, sales of specialty films were RMB92,536 (US$14,853) and 24.8% of our total revenues as compared to RMB140,491 and 26.1% in 2011, which was a decrease of RMB47,955, or 34.1%, as compared to the same period in 2011. The decrease was largely attributable to the decrease in demand and sales prices for films in electronics and high-end packaging.